As filed with the Securities and Exchange Commission on January 7, 2002


Registration No. 333-66084



U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

-------------------------

FORM N-14



| | Pre-Effective Amendment No.           |x| Post-Effective Amendment No.1


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

-------------------------

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.*
(Exact Name of Registrant as Specified in Charter)

(800) 221-5672

(Area Code and Telephone Number)

1345 Avenue of the Americas, New York, New York 10105
(Address of Principal Executive Offices)

-------------------------
EDMUND P. BERGAN, JR.
Alliance Capital Management, L.P.
1345 Avenue of the Americas
New York, New York 10105

(Name and Address of Agents for Service)

                            -------------------------


Approximate Date of Proposed Public Offering: As soon as practicable after the effectiveness of this Registration Statement.


                            -------------------------


Pursuant to Rule 429 under the Securities Act of 1933, no filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

*On behalf of its Total Return Portfolio, International Portfolio, Global Bond Portfolio, Growth and Income Portfolio, Growth Portfolio, U.S. Government/High Grade Securities Portfolio, High Yield Portfolio and Quasar Portfolio.


This Amendment to the Registration Statement on Form N-14 of Alliance Variable Products Series Fund, Inc., originally filed with the Commission on July 27, 2001 (1933 Act Registration No. 333-66084) (the "Registration Statement"), is being filed solely to add Exhibit 12 to the Registration Statement. No other information in the Registration Statement, which is incorporated herein by reference in its entirety, is amended, deleted or superseded hereby.

                            PART C. OTHER INFORMATION

Item 15 Indemnification


      It is the Registrant's policy to indemnify its directors, officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit (a), Article VII of the Registrants By-Laws filed as Exhibit (b) and Section 9 of the Distribution Services Agreement filed as Exhibit (e)(1) and Class B Distribution Services Agreement filed as Exhibit (e)(2). The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit (d)(1) in response to Item 23.


      Section 2-418 of the Maryland General Corporation Law reads as follows:

      2-418 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND AGENTS.--(a) In this section the following words have the meaning indicated.

      (1) Directors means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

      (2) Corporation includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessors existence ceased upon consummation of the transaction.

      (3) Expenses include attorneys fees.

      (4) Official capacity means the following:

            (i) When used with respect to a director, the office of director in the corporation; and

            (ii) When used with respect to a person other than a director as contemplated in subsection (i), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

            (iii) Official capacity does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

      (5) Party includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

      (6) Proceeding means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

            (b)(1) A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

            (i) The act or omission of the director was material to the matter giving rise to the proceeding; and 1. Was committed in bad faith; or
            2. Was the result of active and deliberate dishonesty; or

            (ii) The director actually received an improper personal benefit in money, property, or services; or

            (iii) In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

            (2) (i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

            (ii) However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

            (3) (i) The termination of any proceeding by judgment, order or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

            (ii) The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

            (c) A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the directors official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

            (d) Unless limited by the charter:

                  (1) A director who has been successful, on the merits or
            otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

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                  (2) A court of appropriate jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

            (i) If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

            (ii) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

                  (3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the directors liability took place.

            (e) (1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

                  (2) Such determination shall be made:

            (i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

            (ii) By special legal counsel selected by the board or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

            (iii) By the stockholders.

                  (3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

                  (4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

            (f) (1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, upon receipt by the corporation of:

            (i) A written affirmation by the director of the directors good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

            (ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

                  (2) The undertaking required by subparagraph (ii) of paragraph
            (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

                  (3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection
            (e) of this section.

            (g) The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

            (h) This section does not limit the corporations power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

            (i) For purposes of this section:

                  (1) The corporation shall be deemed to have requested a
            director to serve an employee benefit plan where the performance of the directors duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan:

                  (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

                  (3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the directors duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

            (j) Unless limited by the charter:

                  (1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

                  (2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

                  (3) A corporation, in addition, may indemnify and advance
            expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

            (k) (1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request, of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such persons position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

                  (2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

                  (3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

                        (l) Any indemnification of, or advance of expenses to, a
            director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders meeting or prior to the meeting.

      Article EIGHTH of the Registrant's Articles of Incorporation reads as follows:

            EIGHTH: To the maximum permitted by the General Corporation Law of the State of Maryland as from time to time amended, the Corporation shall indemnify its currently acting and its former directors and officers and those persons who, at the request of the Corporation, serve or have served another Corporation, partnership, joint venture, trust or other enterprise in one or more of such capacities. The Advisory Agreement between the Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreements for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect, or purport to protect, Alliance Capital Management L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations or duties thereunder.

            The Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrants Registration Statement or Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in any thereof not misleading, provided that nothing therein shall be so construed as to protect Alliance Fund Distributors against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or be reason of reckless disregard of its obligations or duties thereunder. The foregoing summaries are qualified by the entire text of Registrants Articles of Incorporation, the Advisory Agreement between the Registrant and Alliance Capital Management L.P. and the Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

            In accordance with Release No. IC-11330 (September 2, 1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the indemnitee) was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (disabling conduct) or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither interested persons of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding (disinterested, non-party directors), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

      ARTICLE VII, Section 1 through Section 6 of the Registrants By-laws reads as follows:

            Section 1. INDEMNIFICATION OF DIRECTORS AND OFFICERS. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided by this Article shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (disabling conduct).

            Section 2. ADVANCES. Any current or former director or officer of the Corporation seeking indemnification within the scope of this Article shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under the Maryland General Corporation Law. The person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (b) the Corporation is insured against losses arising by reason of the advance; or (c) a majority of a quorum of directors of the Corporation who are neither interested persons as defined in
            Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding (disinterested non-party directors), or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

            Section 3. PROCEDURE. At the request of any person claiming indemnification under this Article, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, whether the standards required by this Article have been met. Indemnification shall be made only following: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of disinterested non- party directors or (ii) an independent legal counsel in a written opinion.

            Section 4. INDEMNIFICATION OF EMPLOYEES AND AGENTS. Employees and agents who are not officers or directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, as may be provided by action of the Board of Directors or by contract, subject to any limitations imposed by the Investment Company Act of 1940.

            Section 5. OTHER RIGHTS. The Board of Directors may make further provision consistent with law for indemnification and advance of expenses to directors, officers, employees and agents by resolution, agreement or otherwise. The indemnification provided by this Article shall not be deemed exclusive of any other right, with respect to indemnification or otherwise, to which those seeking indemnification may be entitled under any insurance or other agreement or resolution of stockholders or disinterested directors or otherwise. The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as a director, officer, employee, or agent as provided above.

            Section 6. AMENDMENTS. References in this Article are to the Maryland General Corporation Law and to the Investment Company Act of 1940 as from time to time amended. No amendment of these By-laws shall effect any right of any person under this Article based on any event, omission or proceeding prior to the amendment.

            The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser

Item 16 Exhibits.

            The number of each exhibit relates to the exhibit designation in Form N-14

      1. (a) Articles of Incorporation of the Registrant - Incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

            (b) Articles Supplementary to the Articles of Incorporation of the Registrant dated September 26, 1990 and filed September 28, 1990 - Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811- 5398) filed with the Securities and Exchange Commission on April 29, 1998.

            (c) Articles Supplementary to the Articles of Incorporation of the Registrant dated June 25 1991 and filed June 26, 1991 - Incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

            (d) Articles Supplementary to the Articles of Incorporation of the Registrant dated February 16 1994 and filed February 22, 1994 - Incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811- 5398) filed with the Securities and Exchange Commission on April 29, 1998.

            (e) Articles Supplementary to the Articles of Incorporation of the Registrant dated August 23 1994 and filed August 24, 1994 - Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811- 5398) with the Securities and Exchange Commission filed on May 1, 1995.

            (f) Articles of Amendment to the Articles of Incorporation of the Registrant dated October 21, 1994 and filed November 7, 1994 - Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811- 5398) filed with the Securities and Exchange Commission on May 1, 1995.

            (g) Articles Supplementary to the Articles of Incorporation dated December 26, 1995 and filed December 28, 1995 - Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 15 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 30, 1996.

            (h) Articles Supplementary to the Articles of Incorporation dated March 29, 1996 and filed April 12, 1996 - Incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 15 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 30, 1996.

            (i) Articles Supplementary to the Articles of Incorporation dated July 18, 1996 and filed July 19, 1996 - Incorporated by reference to
            Exhibit 1(h) to Post-Effective Amendment No. 17 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on July 22, 1996.

            (j) Articles Supplementary to the Articles of Incorporation dated December 26, 1996 and filed December 30, 1996 - Incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 20 of Registrant's Registration Statement on Form

            N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on February 18, 1997.

            (k) Articles of Amendment to the Articles of Incorporation of the Registrant dated January 6, 1999 and filed January 8, 1999 - Incorporated by reference to Exhibit 1(k) to Post-Effective Amendment No. 25 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811- 5398) filed with the Securities and Exchange Commission on January 11, 1999.

            (l) Articles Supplementary to the Articles of Incorporation of the Registrant dated January 6, 1999 and filed January 8, 1999 - Incorporated by reference to Exhibit 1(l) to Post-Effective Amendment No. 25 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811- 5398) filed with the Securities and Exchange Commission on January 11, 1999.

            (m) Articles Supplementary to the Articles of Incorporation of the Registrant dated January 31, 2001 and filed April 12, 2001 - Incorporated by reference to Post-Effective Amendment No. 32 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811- 5398) filed with the Securities and Exchange Commission on April 27, 2001.

            (m) Articles of Amendment to the Articles of Incorporation of the Registrant dated April 6, 2001 - Incorporated by reference to Post-Effective Amendment No. 32 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811- 5398) filed with the Securities and Exchange Commission on April 27, 2001.

      2. By-Laws of the Registrant - Incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811- 5398) filed with the Securities and Exchange Commission on April 29, 1998.

      3.    Not applicable.



      4. Form of Agreement and Plan of Acquisition and Termination - see Exhibit A to Part A of this Registration Statement.


      5.    Not applicable.

      6. (a) Investment Advisory Agreement between Registrant and Alliance Capital Management L.P. amended as of May 1, 1997 - Incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 21 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 1, 1997.

            (b) Investment Advisory Agreement between Registrant and Alliance Capital Management L.P. amended as of May 1, 2001 - Incorporated by reference to Post-Effective Amendment No. 32 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-
            5398) filed with the Securities and Exchange Commission on April 27, 2001.

            (c) Sub-Advisory Agreement between Alliance Capital Management L.P. and Law, Dempsey & Company Limited, relating to the Global Bond Portfolio - Incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33- 18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

      7. (a) Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. - Incorporated by reference to Exhibit (6) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33- 18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

            (b) Class B Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. - Incorporated by reference to Exhibit (c)(2) to Post-Effective Amendment No. 27 of Registrant's Registration Statement on Form N-1A (File Nos. 33- 18647 and 811-5398) filed with the Securities and Exchange Commission on May 3, 1999.

      8.    Not applicable.

      9. (a) Custodian Contract between the Registrant and State Street Bank and Trust Company - Incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 21 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811- 5398) filed with the Securities and Exchange Commission on May 1, 1997.


            (b) Amendment to Custodian Contract dated June 4, 1996 - Incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 21 of Registrant's Registration Statement on Form N-1A (File Nos. 33- 18647 and 811-5398) filed with the Securities and Exchange Commission on May 1, 1997.


            (c) Amendment to Custodian Contract dated February 1, 2001 - Incorporated by reference to Exhibit 9(c) to Pre-Effective Amendment No. 1 of Registrant's Registration statement on Form N-14 (File No. 333-66084) filed with the Securities and Exchange Commission on August 17, 2001.


      10. Rule 12b-1 Class B Distribution Plan - Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 27 of Registrant's Registration Statement on Form N-1A (File Nos. 33- 18647 and 811-5398) filed with the Securities and Exchange Commission on May 3, 1999.

      11.   (a)  Opinion and consent of Seward & Kissell LLP - Incorporated by reference to Registrant's Registration Statement on Form N-14 (File No. 333-66084) filed with the Securities and Exchange Commission on July 27, 2001.

            (b) Opinion and consent of Venable, Baetjer and Howard, LLP - Incorporated by reference to Registrant's Registration Statement on Form N-14 (File No. 333-66084) filed with the Securities and Exchange Commission on July 27, 2001.

      12.   (a)  Opinion and consent of Ropes & Gray with respect to the
                 Acquisition by the Alliance Total Return Portfolio - Filed herewith.
            (b) Opinion and consent of Ropes & Gray with respect to the Acquisition by the Alliance International Portfolio - Filed herewith.
            (c) Opinion and consent of Ropes & Gray with respect to the Acquisition of the Brinson Global Income Portfolio by the Alliance Global Bond Portfolio - Filed herewith.
            (d) Opinion and consent of Ropes & Gray with respect to the Acquisition by the Alliance Growth and Income Portfolio - Filed herewith.
            (e) Opinion and consent of Ropes & Gray with respect to the Acquisition by the Alliance Growth Portfolio - Filed herewith.
            (f) Opinion and consent of Ropes & Gray with respect to the Acquisition by the Alliance U.S. Government/High Grade Securities Portfolio - Filed herewith.
            (g) Opinion and consent of Ropes & Gray with respect to the Acquisition by the Alliance High Yield Portfolio - Filed herewith.
            (h) Opinion and consent of Ropes & Gray with respect to the Acquisition by the Alliance Quasar Portfolio - Filed herewith.
            (i) Opinion and consent of Ropes & Gray with respect to the Acquisition of the Brinson Strategic Income Portfolio by the Alliance Global Bond Portfolio - Filed herewith.


      13. Transfer Agency Agreement between the Registrant and Alliance Fund Services, Inc. - Incorporated by reference to Exhibit (9) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811- 5398) filed with the Securities and Exchange Commission on April 29, 1998.


      14. Consent of Ernst & Young LLP - Incorporated by reference to Registrant's Registration Statement on Form N-14 (File No. 333-66084) filed with the Securities and Exchange Commission on July 27, 2001.


      15.   Not applicable.

      16.   (a)  Power of attorney for William Foulk, Jr. - Incorporated by reference to Registrant's Registration Statement on Form N-14 (File No. 333-66084) filed with the Securities and Exchange Commission on July 27, 2001.

            (b) Power of attorney for Clifford Michel - Incorporated by reference to Registrant's Registration Statement on Form N-14 (File No. 333-66084) filed with the Securities and Exchange Commission on July 27, 2001.

            (c) Power of attorney for Ruth Block - Incorporated by reference to Registrant's Registration Statement on Form N-14 (File No. 333-66084) filed with the Securities and Exchange Commission on July 27, 2001.

            (d) Power of attorney for John Dobkin - Incorporated by reference to Registrant's Registration Statement on Form N-14 (File No. 333-66084) filed with the Securities and Exchange Commission on July 27, 2001.

            (e) Power of attorney for Donald Robinson - Incorporated by reference to Registrant's Registration Statement on Form N-14 (File No. 333-66084) filed with the Securities and Exchange Commission on July 27, 2001.

            (f) Power of attorney for David Dievler - Incorporated by reference to Registrant's Registration Statement on Form N-14 (File No. 333-66084) filed with the Securities and Exchange Commission on July 27, 2001.

            (g) Power of attorney for John D. Carifa - Incorporated by reference to Registrant's Registration Statement on Form N-14 (File No. 333-66084) filed with the Securities and Exchange Commission on July 27, 2001.



17.   Not applicable.

Item 17 Undertakings

      1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      2. The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      3. The Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed mergers described in this Registration Statement within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 4th day of January 2002.


                                          ALLIANCE VARIABLE PRODUCTS
                                          SERIES FUND, INC.


                                          By: John D. Carifa*
                                              Chairman and President



      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

        Signature                       Title                  Date

John C. Carifa*                 Chairman and                January 4, 2002
                                President (Principal
                                Executive Officer)

MARK D. GERSTEN                 Treasurer and Chief         January 4, 2002
---------------                 Financial Officer
Mark D. Gersten                 (Principal Financial
                                and Accounting Officer)

Ruth Block*                     Director                   January 4, 2002

John D. Carifa*                 Director                   January 4, 2002

David H. Dievler*               Director                   January 4, 2002

John H. Dobkin*                 Director                   January 4, 2002

William H. Foulk, Jr.*          Director                   January 4, 2002

James M. Hester*                Director                   January 4, 2002

Clifford L. Michel*             Director                   January 4, 2002

Donald J. Robinson*             Director                   January 4, 2002

*By: ANDREW L. GANGOLF
     ---------------------
     Andrew L. Gangolf
     Attorney-in-Fact

Date: January 4, 2002

                                  EXHIBIT LIST


Exhibit No.       Exhibit Name
-----------       ------------
12 (a)            Opinion and consent of Ropes & Gray with
                  respect to the Acquisition by the Alliance
                  Total Return Portfolio.
12 (b)            Opinion and consent of Ropes & Gray with
                  respect to the Acquisition by the Alliance
                  International Portfolio.
12 (c)            Opinion and consent of Ropes & Gray with
                  respect to the Acquisition of the Brinson
                  Global Income Portfolio by the Alliance
                  Global Bond Portfolio.
12 (d)            Opinion and consent of Ropes & Gray with
                  respect to the Acquisition by the Alliance
                  Growth and Income Portfolio.
12 (e)            Opinion and consent of Ropes & Gray with
                  respect to the Acquisition by the Alliance
                  Growth Portfolio.
12 (f)            Opinion and consent of Ropes & Gray with
                  respect to the Acquisition by the Alliance
                  U.S. Government/High Grade Securities Portfolio.
12 (g)            Opinion and consent of Ropes & Gray with
                  respect to the Acquisition by the Alliance
                  High Yield Portfolio.
12 (h)            Opinion and consent of Ropes & Gray with
                  respect to the Acquisition by the Alliance
                  Quasar Portfolio.
12 (i)            Opinion and consent of Ropes & Gray with
                  respect to the Acquisition of the Brinson
                  Strategic Income Portfolio by the Alliance
                  Global Bond Portfolio.

                                                                  EXHIBIT 12 (a)

                                  ROPES & GRAY
                             ONE INTERNATIONAL PLACE
                              BOSTON, MA 02109-2624
                              PHONE: (617) 951-7000

                               FAX: (617) 951-7050
                                                              October 26, 2001



Alliance Variable Products Series Fund, Inc.
Total Return Portfolio
1345 Avenue of Americas
New York, New York 10105

Brinson Series Trust
Balanced Portfolio
1285 Avenue of the Americas
New York, New York 10019

Ladies and Gentlemen:

      We have acted as counsel in connection with the Agreement and Plan of Acquisition and Termination made as of October 18, 2001 (the "Agreement"), between Alliance Variable Products Series Fund, Inc., a Maryland corporation ("Alliance") on behalf of one of its series, Total Return Portfolio (the "Acquiring Portfolio") and Brinson Series Trust, a Massachusetts business trust ("Target Trust"), on behalf of one of its series, Balanced Portfolio (the "Target Portfolio"). The Agreement describes a proposed transaction (the "Transaction") to occur on October 26, 2001, or such other date as may be decided by the parties (the "Closing Date"), pursuant to which Acquiring Portfolio will acquire substantially all of the assets of Target Portfolio in exchange for shares of beneficial interest in Acquiring Portfolio (the "Acquiring Portfolio Shares") and the assumption by Acquiring Portfolio of certain stated liabilities of Target Portfolio, following which, Acquiring Portfolio Shares received by Target Portfolio will be distributed by Target Portfolio to its shareholders in liquidation and termination of Target Portfolio. Capitalized terms not defined herein are defined in the Agreement.

      Target Portfolio is a series of Target Trust, which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Shares of Target Portfolio are redeemable at net asset value at each shareholder's option. Target Portfolio has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

      Acquiring Portfolio is a series of Alliance, which is registered under the 1940 Act as an open-end management investment company. Shares of Acquiring Portfolio are redeemable at net asset value at each shareholder's option. Acquiring Portfolio has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Code.

      For purposes of this opinion, we have considered the Agreement, the Prospectus/Proxy Statement, the Registration Statement (including the items incorporated by reference therein), and such other items as we have deemed necessary to render this opinion. In addition, you provided us with a letter dated as of the date hereof, representing as to certain facts, occurrences and information upon which you have indicated that we may rely in rendering this opinion (whether or not contained or reflected in the documents and items referred to above) (the "Representations").

      The facts you have represented as to in paragraph 5 of the letter from Acquiring Portfolio dated as of the date hereof, support the conclusion that Acquiring Portfolio will continue the historic business of Target Portfolio as an open-end investment company that seeks to achieve high return with low volatility by investing its assets primarily in a balanced combination of stocks, bonds, and short-term securities. The comparison using data from the "comparison dates" (as such term is defined in paragraph 5 of the letter from Acquiring Portfolio) demonstrated a similar breakdown between assets each Portfolio invested in equity securities and fixed income securities (about 60 percent and 40 percent respectively). The comparison indicated that the equity securities in which the Portfolios invested had similar characteristics - that is, there was an overlap of issuers in which each Portfolio invested and there was an overlap of the percentage of assets that each Portfolio invested in securities issued by so-called "large capitalization," "mid/large capitalization," and "mid-capitalization companies" (each as defined in paragraph 5 of the letter from Acquiring Portfolio). The comparison also indicated that the fixed income securities in which the Portfolios invested had similar characteristics - that is, each Portfolio primarily invested (over 95 percent) in fixed income debt obligations issued by issuers located in North America, each Portfolio invested a high percentage (over 80 percent) of its assets in debt securities having similar maturities, and there was a considerable overlap (over 75 percent) of industry sectors in which each Portfolio invested.

      Based on the foregoing Representations and our review of the documents and items referred to above, and conditioned on (1) the Representations being true on the Closing Date and (2) the Transaction being consummated in accordance with the Agreement, we are of the opinion that, subject to the final two paragraphs hereof, for federal income tax purposes:


      (i) The Transaction should constitute a reorganization within the meaning of Section 368(a) of the Code. Acquiring Portfolio and Target Portfolio should each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

      (ii) Under Section 361 of the Code, no gain or loss should be recognized by Target Portfolio upon the transfer of Target Portfolio's assets to Acquiring Portfolio in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the liabilities of Target Portfolio, or upon the distribution of Acquiring Portfolio Shares by Target Portfolio to its shareholders in liquidation;

      (iii) Under Section 354 of the Code, no gain or loss should be recognized by Target Portfolio shareholders upon the exchange of their Target Portfolio Shares for Acquiring Portfolio Shares;

      (iv) Under Section 358 of the Code, the aggregate basis of Acquiring Portfolio Shares that a Target Portfolio shareholder receives in connection with the Transaction should be the same as the aggregate basis of his or her Target Portfolio Shares exchanged therefor;

      (v) Under Section 1223(1) of the Code, a Target Portfolio shareholder's holding period for his or her Acquiring Portfolio Shares should be determined by including the period for which he or she held the Target Portfolio Shares exchanged therefor, provided that he or she held such Target Portfolio Shares as capital assets;

      (vi) Under Section 1032 of the Code, no gain or loss should be recognized by Acquiring Portfolio upon the receipt of the assets of Target Portfolio in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the liabilities of Target Portfolio;

      (vii) Under Section 362(b) of the Code, the basis in the hands of Acquiring Portfolio of the assets of Target Portfolio transferred to Acquiring Portfolio in the Transaction should be the same as the basis of such assets in the hands of Target Portfolio immediately prior to the transfer; and

     (viii) Under Section 1223(2) of the Code, the holding periods of the assets of Target Portfolio in the hands of Acquiring Portfolio should include the periods during which such assets were held by Target Portfolio.

      (ix) Acquiring Portfolio should succeed to and take into account the items of Target Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, 384 of the Code and the Regulations thereunder.

      In connection with this opinion we call your attention to Revenue Ruling 87-76, 1987-2 C.B. 84, published by the Internal Revenue Service ("IRS"). In that ruling, the IRS held that the so-called "continuity of business enterprise" requirement necessary to tax-free reorganization treatment was not met in the case of an acquisition of an investment company which invested in corporate stocks and bonds by an investment company which invested in municipal bonds. Specifically, the IRS based its ruling on its conclusion that the business of investing in corporate stocks and bonds is not the same line of business as investing in municipal bonds. We believe that the IRS's conclusion in this ruling is questionable, and that, even if the IRS's conclusion is correct, the facts of this Transaction are distinguishable from those in the published ruling.

      We believe that Acquiring Portfolio and Target Portfolio are both engaged in the same line of business, investing for the benefit of their respective stockholders primarily in a balanced combination of stocks, bonds, and short-term securities to achieve a high return with low volatility. After the Transaction, Acquiring Portfolio will continue that business for the benefit of the stockholders of both the Target and Acquiring Portfolios. While Acquiring Portfolio will dispose of securities formerly held by Target Portfolio in order to conform with its criteria for the selection of equity securities and fixed income securities, it will apply the same criteria to its own historic investments. All proceeds generated by all such dispositions will be reinvested in a manner fully consistent with the shared historic investment policies of both Portfolios. In these circumstances, we are of the opinion that Acquiring Portfolio will have continued the historic business of Target Portfolio - investing primarily in a balanced combination of stocks, bonds, and short-term securities to achieve high return with low volatility by investing its assets - and that the continuity of business enterprise doctrine should, as a result, be satisfied. Because Revenue Ruling 87-76 is the only published ruling dealing specifically with the application of the "continuity of business enterprise" requirement to a reorganization involving investment companies, however, our opinion cannot be free from doubt. No ruling has been or will be obtained from the IRS as to the subject matter of this opinion and there can be no assurance that the IRS or a court of law will concur with the opinion set forth above.


                                                     Very truly yours,



                                                     Ropes & Gray


                                                                  EXHIBIT 12 (b)

                                  ROPES & GRAY
                             ONE INTERNATIONAL PLACE
                              BOSTON, MA 02109-2624
                              PHONE: (617) 951-7000
                               FAX: (617) 951-7050



                                                              October 26, 2001

Alliance Variable Products Series Fund, Inc.
International Portfolio
1345 Avenue of Americas
New York, New York 10105

Brinson Series Trust
Global Equity Portfolio
1285 Avenue of the Americas
New York, New York 10019

Ladies and Gentlemen:

      We have acted as counsel in connection with the Agreement and Plan of Acquisition and Termination made as of October 18, 2001 (the "Agreement"), between Alliance Variable Products Series Fund, Inc., a Maryland corporation ("Alliance") on behalf of one of its series, International Portfolio (the "Acquiring Portfolio") and Brinson Series Trust, a Massachusetts business trust ("Target Trust"), on behalf of one of its series, Global Equity Portfolio (the

"Target Portfolio"). The Agreement describes a proposed transaction (the "Transaction") to occur on October 26, 2001, or such other date as may be decided by the parties (the "Closing Date"), pursuant to which the Acquiring Portfolio will acquire substantially all of the assets of Target Portfolio in exchange for shares of beneficial interest in Acquiring Portfolio (the "Acquiring Portfolio Shares") and the assumption by Acquiring Portfolio of certain stated liabilities of Target Portfolio, following which, Acquiring Portfolio Shares received by Target Portfolio will be distributed by Target Portfolio to its shareholders in liquidation and termination of Target Portfolio. Capitalized terms not defined herein are defined in the Agreement.

      Target Portfolio is a series of Target Trust, which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Shares of Target Portfolio are redeemable at net asset value at each shareholder's option. Target Portfolio has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

      Acquiring Portfolio is a series of Alliance, which is registered under the 1940 Act as an open-end management investment company. Shares of Acquiring Portfolio are redeemable at net asset value at each shareholder's option. Acquiring Portfolio has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Code.

      For purposes of this opinion, we have considered the Agreement, the Prospectus/Proxy Statement, the Registration Statement (including the items incorporated by reference therein), and such other items as we have deemed necessary to render this opinion. In addition, you provided us with a letter dated as of the date hereof, representing as to certain facts, occurrences and information upon which you have indicated that we may rely in rendering this opinion (whether or not contained or reflected in the documents and items referred to above) (the "Representations").

      The facts you have represented as to in paragraph 5 of the letter from Acquiring Portfolio dated as of the date hereof, support the conclusion that Acquiring Portfolio will continue the historic business of Target Portfolio as an open-end investment company that seeks long-term appreciation by investing its assets primarily in common stocks and securities convertible into common stocks of established non-U.S. companies (as such term is defined in paragraph 5 of the letter from Acquiring Portfolio) with a substantial percentage of such non-U.S. companies incorporated in developed countries. The comparison using data from the comparison dates (as such term is defined in paragraph 5 of the letter from Acquiring Portfolio) demonstrated that Target Portfolio had historically invested and Acquiring Portfolio invested in non-U.S. companies predominantly incorporated in European countries and Japan (about 57 percent), with market capitalizations over $20 billion (at least 55 percent), and operating in the same industry sectors (at least 59 percent). As detailed in paragraph 5 of the letter from Acquiring Portfolio, a more focused comparison showed that these percentages were even greater when only the Portfolios' holdings in non-U.S. companies (and not in U.S. companies) were analyzed.

      Based on the foregoing Representations and our review of the documents and items referred to above, and conditioned on (1) the Representations being true on the Closing Date and (2) the Transaction being consummated in accordance with the Agreement, we are of the opinion that, subject to the final two paragraphs hereof, for federal income tax purposes:

      (i) The Transaction should constitute a reorganization within the meaning of Section 368(a) of the Code. Acquiring Portfolio and Target Portfolio should each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

      (ii) Under Section 361 of the Code, no gain or loss should be recognized by Target Portfolio upon the transfer of Target Portfolio's assets to Acquiring Portfolio in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the liabilities of Target Portfolio, or upon the distribution of Acquiring Portfolio Shares by Target Portfolio to its shareholders in liquidation;

      (iii) Under Section 354 of the Code, no gain or loss should be recognized by Target Portfolio shareholders upon the exchange of their Target Portfolio Shares for Acquiring Portfolio Shares;

      (iv) Under Section 358 of the Code, the aggregate basis of Acquiring Portfolio Shares that a Target Portfolio shareholder receives in connection with the Transaction should be the same as the aggregate basis of his or her Target Portfolio Shares exchanged therefor;

      (v) Under Section 1223(1) of the Code, a Target Portfolio shareholder's holding period for his or her Acquiring Portfolio Shares should be determined by including the period for which he or she held the Target Portfolio Shares exchanged therefor, provided that he or she held such Target Portfolio Shares as capital assets;

      (vi) Under Section 1032 of the Code, no gain or loss should be recognized by Acquiring Portfolio upon the receipt of the assets of Target Portfolio in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the liabilities of Target Portfolio;

      (vii) Under Section 362(b) of the Code, the basis in the hands of Acquiring Portfolio of the assets of Target Portfolio transferred to Acquiring Portfolio in the Transaction should be the same as the basis of such assets in the hands of Target Portfolio immediately prior to the transfer;

     (viii) Under Section 1223(2) of the Code, the holding periods of the assets of Target Portfolio in the hands of Acquiring Portfolio should include the periods during which such assets were held by Target Portfolio; and

      (ix) Acquiring Portfolio should succeed to and take into account the items of Target Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, 384 of the Code and the Regulations thereunder.

      In connection with this opinion we call your attention to Revenue Ruling 87-76, 1987-2 C.B.84, published by the Internal Revenue Service ("IRS"). In that ruling, the IRS held that the so-called "continuity of business enterprise" requirement necessary to tax-free reorganization treatment was not met in the case of an acquisition of an investment company which invested in corporate stocks and bonds by an investment company which invested in municipal bonds. Specifically, the IRS based its ruling on its conclusion that the business of investing in corporate stocks and bonds is not the same line of business as investing in municipal bonds. We believe that the IRS's conclusion in this ruling is questionable, and that, even if the IRS's conclusion is correct, the facts of this Transaction are distinguishable from those in the published ruling.

      We believe that Acquiring Portfolio and Target Portfolio are both engaged in the same line of business, investing for the benefit of their respective stockholders primarily in equity securities of established non-U.S. companies to achieve long-term appreciation. After the Transaction, Acquiring Portfolio will continue that business for the benefit of the stockholders of both the Target and Acquiring Portfolios. While Acquiring Portfolio will dispose of securities formerly held by Target Portfolio in order to conform with its criteria for the selection of securities of non-U.S. companies, it will apply the same criteria to its own historic investments. All proceeds generated by all such dispositions will be reinvested in a manner fully consistent with the shared historic investment policies of both Portfolios. In these circumstances, we are of the opinion that Acquiring Portfolio will have continued the historic business of Target Portfolio - investing in equity securities of non-U.S. companies with a view toward long-term capital appreciation for the benefit of, among others, the historic stockholders of Target Portfolio - and that the continuity of business enterprise doctrine should, as a result, be satisfied. Because Revenue Ruling 87-76 is the only published ruling dealing specifically with the application of the "continuity of business enterprise" requirement to a reorganization involving investment companies, however, our opinion cannot be free from doubt. No ruling has been or will be obtained from the IRS as to the subject matter of this opinion and there can be no assurance that the IRS or a court of law will concur with the opinion set forth above.


                                                     Very truly yours,



                                                     Ropes & Gray



                                                                  EXHIBIT 12 (c)

                                  ROPES & GRAY
                             ONE INTERNATIONAL PLACE
                              BOSTON, MA 02109-2624
                              PHONE: (617) 951-7000
                               FAX: (617) 951-7050


                                                              October 26, 2001

Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio
1345 Avenue of Americas
New York, New York 10105

Brinson Series Trust
Global Income Portfolio
1285 Avenue of the Americas
New York, New York 10019

Ladies and Gentlemen:

      We have acted as counsel in connection with the Agreement and Plan of Acquisition and Termination made as of October 18, 2001 (the "Agreement"), between Alliance Variable Products Series Fund, Inc., a Maryland corporation ("Alliance") on behalf of one of its series, Global Bond Portfolio (the "Acquiring Portfolio") and Brinson Series Trust, a Massachusetts business trust ("Target Trust"), on behalf of one of its series, the Global Income Portfolio (the "Target Portfolio"). The Agreement describes a proposed transaction (the "Transaction") to occur on October 26, 2001, or such other date as may be decided by the parties (the "Closing Date"), pursuant to which Acquiring Portfolio will acquire substantially all of the assets of Target Portfolio in exchange for shares of beneficial interest in Acquiring Portfolio (the "Acquiring Portfolio Shares") and the assumption by Acquiring Portfolio of certain stated liabilities of Target Portfolio, following which, Acquiring Portfolio Shares received by Target Portfolio will be distributed by Target Portfolio to its shareholders in liquidation and termination of Target Portfolio. Capitalized terms not defined herein are defined in the Agreement.

      Target Portfolio is a series of Target Trust, which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Shares of Target Portfolio are redeemable at net asset value at each shareholder's option. Target Portfolio has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

      Acquiring Portfolio is a series of Alliance, which is registered under the 1940 Act as an open-end management investment company. Shares of Acquiring Portfolio are redeemable at net asset value at each shareholder's option. Acquiring Portfolio has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Code.

      For purposes of this opinion, we have considered the Agreement, the Prospectus/Proxy Statement, the Registration Statement (including the items incorporated by reference therein), and such other items as we have deemed necessary to render this opinion. In addition, you provided us with a letter dated as of the date hereof, representing as to certain facts, occurrences and information upon which you have indicated that we may rely in rendering this opinion (whether or not contained or reflected in the documents and items referred to above)(the "Representations").

      The facts you have represented as to in paragraph 5 of the letter from Acquiring Portfolio dated as of the date hereof, support the conclusion that Acquiring Portfolio will continue the historic business of the Target Portfolio as an open-end investment company that seeks current income and capital appreciation by investing principally in the debt securities of the U.S. Government and foreign governments.

      The comparison using data from the comparison dates (as such term is defined in paragraph 5 of the letter from Acquiring Portfolio) demonstrated a significant overlap of the investment ratings of the securities in the Portfolios (over 90% of each Portfolio was rated A or above). There was also a substantial overlap (80.5 percent) in the general categories of maturity of the two Portfolios. The comparison also showed a substantial overlap in the percentage of assets that each Portfolio invested in a combination of U.S. government securities (including securities issued by agencies of the U.S. government) and the securities of foreign governments (over 75 percent). There was also a substantial (50 percent) overlap in the issuers of the securities in Acquiring Portfolio and Target Portfolio. Finally, both Portfolios were invested mostly (over 70%) in the securities of U.S. and European issuers.

      Based on the foregoing Representations and our review of the documents and items referred to above, and conditioned on (1) the Representations being true on the Closing Date and (2) the Transaction being consummated in accordance with the Agreement, we are of the opinion that, subject to the final two paragraphs hereof, for federal income tax purposes:

      (i) The Transaction will constitute a reorganization within the meaning of Section 368(a) of the Code. Acquiring Portfolio and Target Portfolio will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

      (ii) Under Section 361 of the Code, no gain or loss will be recognized by Target Portfolio upon the transfer of Target Portfolio's assets to Acquiring Portfolio in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the liabilities of Target Portfolio, or upon the distribution of Acquiring Portfolio Shares by Target Portfolio to its shareholders in liquidation;

      (iii) Under Section 354 of the Code, no gain or loss will be recognized by Target Portfolio shareholders upon the exchange of their Target Portfolio Shares for Acquiring Portfolio Shares;

      (iv) Under Section 358 of the Code, the aggregate basis of Acquiring Portfolio Shares that a Target Portfolio shareholder receives in connection with the Transaction will be the same as the aggregate basis of his or her Target Portfolio Shares exchanged therefor;

      (v) Under Section 1223(1) of the Code, a Target Portfolio shareholder's holding period for his or her Acquiring Portfolio Shares will be determined by including the period for which he or she held the Target Portfolio Shares exchanged therefor, provided that he or she held such Target Portfolio Shares as capital assets;

      (vi) Under Section 1032 of the Code, no gain or loss will be recognized by Acquiring Portfolio upon the receipt of the assets of Target Portfolio in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the liabilities of Target Portfolio;

      (vii) Under Section 362(b) of the Code, the basis in the hands of Acquiring Portfolio of the assets of Target Portfolio transferred to Acquiring Portfolio in the Transaction will be the same as the basis of such assets in the hands of Target Portfolio immediately prior to the transfer;

     (viii) Under Section 1223(2) of the Code, the holding periods of the assets of Target Portfolio in the hands of Acquiring Portfolio will include the periods during which such assets were held by Target Portfolio; and

      (ix) Acquiring Portfolio will succeed to and take into account the items of Target Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, 384 of the Code and the Regulations thereunder.

      In connection with this opinion we call your attention to Revenue Ruling 87-76, 1987-2 C.B. 84, published by the Internal Revenue Service ("IRS"). In that ruling, the IRS held that the so-called "continuity of business enterprise" requirement necessary to tax-free reorganization treatment was not met in the case of an acquisition of an investment company which invested in corporate stocks and bonds by an investment company which invested in municipal bonds. Specifically, the IRS based its ruling on its conclusion that the business of investing in corporate stocks and bonds is not the same line of business as investing in municipal bonds. We believe that the IRS's conclusion in this ruling is questionable, and that, even if the IRS's conclusion is correct, the facts of this Transaction are distinguishable from those in the published ruling.

      We believe that Acquiring Portfolio and Target Portfolio are both engaged in the same line of business, namely, investing for the benefit of their respective stockholders in debt securities primarily of the U.S. Government and foreign governments with a view toward current income and capital appreciation. After the Transaction, Acquiring Portfolio will continue that business for the benefit of the stockholders of both Target and Acquiring Portfolios. While Acquiring Portfolio will dispose of securities formerly held by Target Portfolio in order to conform with its criteria for the selection of debt securities primarily of the U.S. Government and foreign governments, it will apply the same criteria to its own historic investments. All proceeds generated by all such dispositions will be reinvested in a manner fully consistent with the shared historic investment policies of both Portfolios. In these circumstances, we are of the opinion that Acquiring Portfolio will have continued the historic business of Target Portfolio " investing in equity securities of non-U.S. companies (generally in developed markets) with a view toward capital appreciation for the benefit of, among others, the historic stockholders of Target Portfolio " and that the continuity of business enterprise doctrine should, as a result, be satisfied. Because Revenue Ruling 87-76 is the only published ruling dealing specifically with the application of the "continuity of business enterprise" requirement to a reorganization involving investment companies, however, our opinion cannot be free from doubt. No ruling has been or will be obtained from the IRS as to the subject matter of this opinion and there can be no assurance that the IRS or a court of law will concur with the opinion set forth above.

                                                     Very truly yours,



                                                     Ropes & Gray



                                                                  EXHIBIT 12 (d)

                                  ROPES & GRAY
                             ONE INTERNATIONAL PLACE
                              BOSTON, MA 02109-2624
                              PHONE: (617) 951-7000
                               FAX: (617) 951-7050


                                                              October 26, 2001

Alliance Variable Products Series Fund, Inc.
Growth and Income Portfolio
1345 Avenue of Americas
New York, New York 10105

Brinson Series Trust
Growth and Income Portfolio
1285 Avenue of the Americas
New York, New York 10019

Ladies and Gentlemen:

      We have acted as counsel in connection with the Agreement and Plan of Acquisition and Termination made as of October 18, 2001 (the "Agreement"), between Alliance Variable Products Series Fund, Inc., a Maryland corporation ("Alliance") on behalf of one of its series, Growth and Income Portfolio (the "Acquiring Portfolio") and Brinson Series Trust, a Massachusetts business trust ("Target Trust"), on behalf of one of its series, Growth and Income Portfolio (the "Target Portfolio"). The Agreement describes a proposed transaction (the

"Transaction") to occur on October 26, 2001, or such other date as may be decided by the parties (the "Closing Date"), pursuant to which Acquiring Portfolio will acquire substantially all of the assets of Target Portfolio in exchange for shares of beneficial interest in Acquiring Portfolio (the "Acquiring Portfolio Shares") and the assumption by Acquiring Portfolio of certain stated liabilities of Target Portfolio, following which, Acquiring Portfolio Shares received by Target Portfolio will be distributed by Target Portfolio to its shareholders in liquidation and termination of Target Portfolio. Capitalized terms not defined herein are defined in the Agreement.

      Target Portfolio is a series of Target Trust, which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Shares of Target Portfolio are redeemable at net asset value at each shareholder's option. Target Portfolio has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

      Acquiring Portfolio is a series of Alliance, which is registered under the 1940 Act as an open-end management investment company. Shares of Acquiring Portfolio are redeemable at net asset value at each shareholder's option. Acquiring Portfolio has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Code.

      For purposes of this opinion, we have considered the Agreement, the Prospectus/Proxy Statement, the Registration Statement (including the items incorporated by reference therein), and such other items as we have deemed necessary to render this opinion. In addition, you provided us with a letter dated as of the date hereof, representing as to certain facts, occurrences and information upon which you have indicated that we may rely in rendering this opinion (whether or not contained or reflected in the documents and items referred to above) (the "Representations").

      The facts you have represented as to in paragraph 5 of the letter from Acquiring Portfolio dated as of the date hereof, support the conclusion that Acquiring Portfolio will continue the historic business of Target Portfolio as an open-end investment company that seeks long-term capital appreciation and income by investing its assets primarily (at least 56 percent) in dividend-paying securities and convertible securities of large capitalization companies, with its remaining assets concentrated in mid/large capitalization companies (at least 8 percent) and mid capitalization companies (at least 8 percent) (each market capitalization category as defined in paragraph 5 of the letter from Acquiring Portfolio). The comparison using data from the comparison dates (as such term is defined in paragraph 5 of the letter from Acquiring Portfolio) showed that each Portfolio invested over 90 percent of its total assets in companies with market capitalizations of over $5 billion, a considerable overlap (over 70 percent) of the percentage of assets that each Portfolio invested in the same industry sectors, and a significant similarity (a 16 percent overlap) of issuers in which the Portfolios invested.

      Based on the foregoing Representations and our review of the documents and items referred to above, and conditioned on (1) the Representations being true on the Closing Date and (2) the Transaction being consummated in accordance with the Agreement, we are of the opinion that, subject to the final two paragraphs hereof, for federal income tax purposes:

      (i) The Transaction will constitute a reorganization within the meaning of Section 368(a) of the Code. Acquiring Portfolio and Target Portfolio will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

      (ii) Under Section 361 of the Code, no gain or loss will be recognized by Target Portfolio upon the transfer of Target Portfolio's assets to Acquiring Portfolio in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the liabilities of Target Portfolio, or upon the distribution of Acquiring Portfolio Shares by Target Portfolio to its shareholders in liquidation;

      (iii) Under Section 354 of the Code, no gain or loss will be recognized by Target Portfolio shareholders upon the exchange of their Target Portfolio Shares for Acquiring Portfolio Shares;

      (iv) Under Section 358 of the Code, the aggregate basis of Acquiring Portfolio Shares that a Target Portfolio shareholder receives in connection with the Transaction will be the same as the aggregate basis of his or her Target Portfolio Shares exchanged therefor;

      (v) Under Section 1223(1) of the Code, a Target Portfolio shareholder's holding period for his or her Acquiring Portfolio Shares will be determined by including the period for which he or she held the Target Portfolio Shares exchanged therefor, provided that he or she held such Target Portfolio Shares as capital assets;

      (vi) Under Section 1032 of the Code, no gain or loss will be recognized by Acquiring Portfolio upon the receipt of the assets of Target Portfolio in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the liabilities of Target Portfolio;

      (vii) Under Section 362(b) of the Code, the basis in the hands of Acquiring Portfolio of the assets of Target Portfolio transferred to Acquiring Portfolio in the Transaction will be the same as the basis of such assets in the hands of Target Portfolio immediately prior to the transfer;

     (viii) Under Section 1223(2) of the Code, the holding periods of the assets of Target Portfolio in the hands of Acquiring Portfolio will include the periods during which such assets were held by Target Portfolio; and

      (ix) Acquiring Portfolio will succeed to and take into account the items of Target Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, 384 of the Code and the Regulations thereunder.


      In connection with this opinion we call your attention to Revenue Ruling 87-76, 1987-2 C.B. 84, published by the Internal Revenue Service ("IRS"). In that ruling, the IRS held that the so-called "continuity of business enterprise" requirement necessary to tax-free reorganization treatment was not met in the case of an acquisition of an investment company which invested in corporate stocks and bonds by an investment company which invested in municipal bonds. Specifically, the IRS based its ruling on its conclusion that the business of investing in corporate stocks and bonds is not the same line of business as investing in municipal bonds. We believe that the IRS's conclusion in this ruling is questionable, and that, even if the IRS's conclusion is correct, the facts of this Transaction are distinguishable from those in the published ruling.

      We believe that Acquiring Portfolio and Target Portfolio are both engaged in the same line of business, investing for the benefit of their respective stockholders primarily in dividend-paying securities and convertible securities of large capitalization companies. After the Transaction, Acquiring Portfolio will continue that business for the benefit of the stockholders of both the Target and Acquiring Portfolios. While Acquiring Portfolio will dispose of securities formerly held by Target Portfolio in order to conform with its criteria for the selection of dividend-paying securities and convertible securities, it will apply the same criteria to its own historic investments. All proceeds generated by all such dispositions will be reinvested in a manner fully consistent with the shared historic investment policies of both Portfolios. In these circumstances, we are of the opinion that Acquiring Portfolio will have continued the historic business of Target Portfolio - investing primarily in dividend-paying securities and convertible securities of large capitalization companies to achieve long-term capital appreciation and income - and that the continuity of business enterprise doctrine should, as a result, be satisfied. Because Revenue Ruling 87-76 is the only published ruling dealing specifically with the application of the "continuity of business enterprise" requirement to a reorganization involving investment companies, however, our opinion cannot be free from doubt. No ruling has been or will be obtained from the IRS as to the subject matter of this opinion and there can be no assurance that the IRS or a court of law will concur with the opinion set forth above.


                                                     Very truly yours,



                                                     Ropes & Gray


                                                                  EXHIBIT 12 (e)

                                  ROPES & GRAY
                             ONE INTERNATIONAL PLACE
                              BOSTON, MA 02109-2624
                              PHONE: (617) 951-7000
                               FAX: (617) 951-7050



                                                   October 26, 2001

Alliance Variable Products Series Fund, Inc.
Growth Portfolio
1345 Avenue of Americas
New York, New York 10105

Brinson Series Trust
Growth Portfolio
1285 Avenue of the Americas
New York, New York 10019

Ladies and Gentlemen:

      We have acted as counsel in connection with the Agreement and Plan of Acquisition and Termination made as of October 18, 2001 (the "Agreement"), between Alliance Variable Products Series Fund, Inc., a Maryland corporation ("Alliance") on behalf of one of its series, Growth Portfolio (the "Acquiring Portfolio") and Brinson Series Trust, a Massachusetts business trust ("Target Trust"), on behalf of one of its series, Growth Portfolio (the "Target Portfolio"). The Agreement describes a proposed transaction (the "Transaction") to occur on October 26, 2001, or such other date as may be decided by the parties (the "Closing Date"), pursuant to which Acquiring Portfolio will acquire substantially all of the assets of Target Portfolio in exchange for shares of beneficial interest in Acquiring Portfolio (the "Acquiring Portfolio Shares") and the assumption by Acquiring Portfolio of certain stated liabilities of the Target Portfolio, following which, Acquiring Portfolio Shares received by Target Portfolio will be distributed by Target Portfolio to its shareholders in liquidation and termination of Target Portfolio. Capitalized terms not defined herein are defined in the Agreement.

      Target Portfolio is a series of Target Trust, which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Shares of Target Portfolio are redeemable at net asset value at each shareholder's option. Target Portfolio has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

      Acquiring Portfolio is a series of Alliance, which is registered under the 1940 Act as an open-end management investment company. Shares of Acquiring Portfolio are redeemable at net asset value at each shareholder's option. Acquiring Portfolio has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Code.

      For purposes of this opinion, we have considered the Agreement, the Prospectus/Proxy Statement, the Registration Statement (including the items incorporated by reference therein), and such other items as we have deemed necessary to render this opinion. In addition, you provided us with a letter dated as of the date hereof, representing as to certain facts, occurrences and information upon which you have indicated that we may rely in rendering this opinion (whether or not contained or reflected in the documents and items referred to above) (the "Representations").

      The facts you have represented as to in paragraph 5 of the letter from Acquiring Portfolio dated as of the date hereof, support the conclusion that Acquiring Portfolio will continue the historic business of Target Portfolio as an open-end investment company that seeks long-term growth by investing its assets primarily in equity stocks. The comparison using data from the comparison dates (as such term is defined in paragraph 5 of the letter from Acquiring Portfolio) demonstrated a considerable percentage of overlap in the industry sectors, as conventionally defined, in which each Portfolio invested (specifically, in excess of 78 percent). The comparison showed that both Portfolios invested almost 90 percent of their respective assets in large-capitalization companies (as defined in paragraph 5 of the letter from Acquiring Portfolio) and almost all of the remaining 10 percent of their respective assets in mid/large capitalization and mid capitalization companies (each as defined in paragraph 5 of the letter from Acquiring Portfolio). The comparison also showed an overlap on the comparison dates of about 13 percent of the issuers in which the Portfolios invested.

      Based on the foregoing Representations and our review of the documents and items referred to above, and conditioned on (1) the Representations being true on the Closing Date and (2) the Transaction being consummated in accordance with the Agreement, we are of the opinion that, subject to the final two paragraphs hereof, for federal income tax purposes:

     (i) The Transaction will constitute a reorganization within the meaning of Section 368(a) of the Code. Acquiring Portfolio and Target Portfolio will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     (ii) Under Section 361 of the Code, no gain or loss will be recognized by Target Portfolio upon the transfer of Target Portfolio's assets to Acquiring Portfolio in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the liabilities of Target Portfolio, or upon the distribution of Acquiring Portfolio Shares by Target Portfolio to its shareholders in liquidation;

     (iii) Under Section 354 of the Code, no gain or loss will be recognized by Target Portfolio shareholders upon the exchange of their Target Portfolio Shares for Acquiring Portfolio Shares;

     (iv) Under Section 358 of the Code, the aggregate basis of Acquiring Portfolio Shares that a Target Portfolio shareholder receives in connection with the Transaction will be the same as the aggregate basis of his or her Target Portfolio Shares exchanged therefor;

     (v) Under Section 1223(1) of the Code, a Target Portfolio shareholder's holding period for his or her Acquiring Portfolio Shares will be determined by including the period for which he or she held the Target Portfolio Shares exchanged therefor, provided that he or she held such Target Portfolio Shares as capital assets;

     (vi) Under Section 1032 of the Code, no gain or loss will be recognized by Acquiring Portfolio upon the receipt of the assets of Target Portfolio in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the liabilities of Target Portfolio;

     (vii) Under Section 362(b) of the Code, the basis in the hands of Acquiring Portfolio of the assets of Target Portfolio transferred to Acquiring Portfolio in the Transaction will be the same as the basis of such assets in the hands of Target Portfolio immediately prior to the transfer;

     (viii) Under Section 1223(2) of the Code, the holding periods of the assets of Target Portfolio in the hands of Acquiring Portfolio will include the periods during which such assets were held by Target Portfolio; and

     (ix) Acquiring Portfolio will succeed to and take into account the items of Target Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, 384 of the Code and the Regulations thereunder.

      In connection with this opinion we call your attention to Revenue Ruling 87-76, 1987-2 C.B. 84, published by the Internal Revenue Service ("IRS"). In that ruling, the IRS held that the so-called "continuity of business enterprise" requirement necessary to tax-free reorganization treatment was not met in the case of an acquisition of an investment company which invested in corporate stocks and bonds by an investment company which invested in municipal bonds. Specifically, the IRS based its ruling on its conclusion that the business of investing in corporate stocks and bonds is not the same line of business as investing in municipal bonds. We believe that the IRS's conclusion in this ruling is questionable, and that, even if the IRS's conclusion is correct, the facts of this Transaction are distinguishable from those in the published ruling.

      We believe that Acquiring Portfolio and Target Portfolio are both engaged in the same line of business, investing for the benefit of their respective stockholders primarily in equity stocks to achieve long-term capital growth. After the Transaction, Acquiring Portfolio will continue that business for the benefit of the stockholders of both the Target and Acquiring Portfolios. While Acquiring Portfolio will dispose of securities formerly held by Target Portfolio in order to conform with its criteria for the selection of equity securities, it will apply the same criteria to its own historic investments. All proceeds generated by all such dispositions will be reinvested in a manner fully consistent with the shared historic investment policies of both Portfolios. In these circumstances, we are of the opinion that Acquiring Portfolio will have continued the historic business of Target Portfolio - investing in equity stocks to achieve long-term capital growth - and that the continuity of business enterprise doctrine should, as a result, be satisfied. Because Revenue Ruling 87-76 is the only published ruling dealing specifically with the application of the "continuity of business enterprise" requirement to a reorganization involving investment companies, however, our opinion cannot be free from doubt. No ruling has been or will be obtained from the IRS as to the subject matter of this opinion and there can be no assurance that the IRS or a court of law will concur with the opinion set forth above.

                                        Very truly yours,


                                        Ropes & Gray

                                                                  EXHIBIT 12 (f)

                                  ROPES & GRAY
                             ONE INTERNATIONAL PLACE
                              BOSTON, MA 02109-2624
                              PHONE: (617) 951-7000
                               FAX: (617) 951-7050



                                                              October 26, 2001


Alliance Variable Products Series Fund, Inc.
U.S. Government/High Grade Securities Portfolio
1345 Avenue of Americas
New York, New York 10105

Brinson Series Trust
High Grade Fixed Income Portfolio
1285 Avenue of the Americas
NewYork, New York 10019

Ladies and Gentlemen:

      We have acted as counsel in connection with the Agreement and Plan of Acquisition and Termination made as of October 18, 2001 (the "Agreement"), between Alliance Variable Products Series Fund, Inc., a Maryland corporation ("Alliance") on behalf of one of its series, U.S. Government/High Grade Securities Portfolio (the "Acquiring Portfolio") and Brinson Series Trust, a Massachusetts business trust ("Target Trust"), on behalf of one of its series, the High

Grade Fixed Income Portfolio (the "Target Portfolio"). The Agreement describes a proposed transaction (the "Transaction") to occur on October 26, 2001, or such other date as may be decided by the parties (the "Closing Date"), pursuant to which Acquiring Portfolio will acquire substantially all of the assets of Target Portfolio in exchange for shares of beneficial interest in Acquiring Portfolio (the "Acquiring Portfolio Shares") and the assumption by Acquiring Portfolio of certain stated liabilities of Target Portfolio, following which, Acquiring Portfolio Shares received by Target Portfolio will be distributed by Target Portfolio to its shareholders in liquidation and termination of Target Portfolio. Capitalized terms not defined herein are defined in the Agreement.

      Target Portfolio is a series of Target Trust, which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Shares of Target Portfolio are redeemable at net asset value at each shareholder's option. Target Portfolio has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

      Acquiring Portfolio is a series of Alliance, which is registered under the 1940 Act as an open-end management investment company. Shares of Acquiring Portfolio are redeemable at net asset value at each shareholder's option. Acquiring Portfolio has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Code.

      For purposes of this opinion, we have considered the Agreement, the Prospectus/Proxy Statement, the Registration Statement (including the items incorporated by reference therein), and such other items as we have deemed necessary to render this opinion. In addition, you provided us with a letter dated as of the date hereof, representing as to certain facts, occurrences and information upon which you have indicated that we may rely in rendering this opinion (whether or not contained or reflected in the documents and items referred to above)(the "Representations").

      The facts you have represented as to in paragraph 5 of the letter from Acquiring Portfolio dated as of the date hereof, allow us to draw the conclusion that Acquiring Portfolio will continue the historic business of the Target Portfolio as an open-end investment company that seeks current income consistent with the preservation of capital by investing in U.S. Government and high grade debt securities. Both Target Portfolio and Acquiring Portfolio (the "Portfolios") invest primarily in U.S. Government securities and in private securities of U.S. issuers.

      The comparison using data from the comparison dates (as such term is defined in paragraph 5 of the letter from Acquiring Portfolio) demonstrated a significant overlap of issuers of the securities in the Portfolios (each of the Portfolios had over 30 percent of its assets invested in U.S. government securities and over 60 percent in a combination of U.S. government securities and securities of financial institutions). The comparison also showed a substantial overlap in the percentage of assets that each Portfolio invested in specific industry sectors (over 50 percent). Both Portfolios were invested overwhelmingly in U.S. securities and the overlap in the residence county of the issuer of the securities in Acquiring Portfolio and Target Portfolio was almost 95 percent. Finally, there was also a substantial overlap in the maturities of the two

Portfolios (each of the Portfolios held over 85 percent of its assets in securities with mid- and long- term maturities).

      Based on the foregoing Representations and our review of the documents and items referred to above, and conditioned on (1) the Representations being true on the Closing Date and (2) the Transaction being consummated in accordance with the Agreement, we are of the opinion that, subject to the final two paragraphs hereof, for federal income tax purposes:

      (i) The Transaction will constitute a reorganization within the meaning of Section 368(a) of the Code. Acquiring Portfolio and Target Portfolio will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

      (ii) Under Section 361 of the Code, no gain or loss will be recognized by Target Portfolio upon the transfer of Target Portfolio's assets to Acquiring Portfolio in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the liabilities of Target Portfolio, or upon the distribution of Acquiring Portfolio Shares by Target Portfolio to its shareholders in liquidation;

      (iii) Under Section 354 of the Code, no gain or loss will be recognized by Target Portfolio shareholders upon the exchange of their Target Portfolio Shares for Acquiring Portfolio Shares;

      (iv) Under Section 358 of the Code, the aggregate basis of Acquiring Portfolio Shares that a Target Portfolio shareholder receives in connection with the Transaction will be the same as the aggregate basis of his or her Target Portfolio Shares exchanged therefor;

      (v) Under Section 1223(1) of the Code, a Target Portfolio shareholder's holding period for his or her Acquiring Portfolio Shares will be determined by including the period for which he or she held the Target Portfolio Shares exchanged therefor, provided that he or she held such Target Portfolio Shares as capital assets;

      (vi) Under Section 1032 of the Code, no gain or loss will be recognized by Acquiring Portfolio upon the receipt of the assets of Target Portfolio in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the liabilities of Target Portfolio;

      (vii) Under Section 362(b) of the Code, the basis in the hands of Acquiring Portfolio of the assets of Target Portfolio transferred to Acquiring Portfolio in the Transaction will be the same as the basis of such assets in the hands of Target Portfolio immediately prior to the transfer;

     (viii) Under Section 1223(2) of the Code, the holding periods of the assets of Target Portfolio in the hands of Acquiring Portfolio will include the periods during which such assets were held by Target Portfolio; and

      (ix) Acquiring Portfolio will succeed to and take into account the items of Target Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, 384 of the Code and the Regulations thereunder.

      In connection with this opinion we call your attention to Revenue Ruling 87-76, 1987-2 C.B. 84, published by the Internal Revenue Service ("IRS"). In that ruling, the IRS held that the so-called "continuity of business enterprise" requirement necessary to tax-free reorganization treatment was not met in the case of an acquisition of an investment company which invested in corporate stocks and bonds by an investment company which invested in municipal bonds. Specifically, the IRS based its ruling on its conclusion that the business of investing in corporate stocks and bonds is not the same line of business as investing in municipal bonds. We believe that the IRS's conclusion in this ruling is questionable, and that, even if the IRS's conclusion is correct, the facts of this Transaction are distinguishable from those in the published ruling.

      We believe that Acquiring Portfolio and Target Portfolio are both engaged in the same line of business, investing for the benefit of their respective stockholders primarily in U.S. Government and high grade debt securities with a view toward current income consistent with the preservation of capital. After the Transaction, Acquiring Portfolio will continue that business for the benefit of the stockholders of both Target and Acquiring Portfolios. While Acquiring Portfolio will dispose of securities formerly held by Target Portfolio in order to conform with its criteria for the selection of U.S. Government and high grade debt securities, it will apply the same criteria to its own historic investments. All proceeds generated by all such dispositions will be reinvested in a manner fully consistent with the shared historic investment policies of both Portfolios. In these circumstances, we are of the opinion that Acquiring Portfolio will have continued the historic business of Target Portfolio " investing in equity securities of non-U.S. companies (generally in developed markets) with a view toward capital appreciation for the benefit of, among others, the historic stockholders of Target Portfolio " and that the continuity of business enterprise doctrine should, as a result, be satisfied. Because Revenue Ruling 87-76 is the only published ruling dealing specifically with the application of the "continuity of business enterprise" requirement to a reorganization involving investment companies, however, our opinion cannot be free from doubt. No ruling has been or will be obtained from the IRS as to the subject matter of this opinion and there can be no assurance that the IRS or a court of law will concur with the opinion set forth above.

                                                     Very truly yours,



                                                     Ropes & Gray

                                                                  EXHIBIT 12 (g)

                                  ROPES & GRAY
                             ONE INTERNATIONAL PLACE
                              BOSTON, MA 02109-2624
                              PHONE: (617) 951-7000
                               FAX: (617) 951-7050



                                                              October 26, 2001



Alliance Variable Products Series Fund, Inc.
High Yield Portfolio
1345 Avenue of Americas
New York, New York 10105

Brinson Series Trust
High Income Portfolio
1285 Avenue of the Americas
NewYork, New York 10019

Ladies and Gentlemen:

      We have acted as counsel in connection with the Agreement and Plan of Acquisition and Termination made as of October 18, 2001 (the "Agreement"), between Alliance Variable Products Series Fund, Inc., a Maryland corporation ("Alliance") on behalf of one of its series, High Yield Portfolio (the "Acquiring Portfolio") and Brinson Series Trust, a Massachusetts business trust ("Target Trust"), on behalf of one of its series, the High Income Portfolio (the "Target Portfolio"). The Agreement describes a proposed transaction (the "Transaction") to occur on October 26, 2001, or such other date as may be decided by the parties (the "Closing Date"), pursuant to which Acquiring Portfolio will acquire substantially all of the assets of Target Portfolio in exchange for shares of beneficial interest in Acquiring Portfolio (the "Acquiring Portfolio Shares") and the assumption by Acquiring Portfolio of certain stated liabilities of Target Portfolio, following which, Acquiring Portfolio Shares received by Target Portfolio will be distributed by Target Portfolio to its shareholders in liquidation and termination of Target Portfolio. Capitalized terms not defined herein are defined in the Agreement.

      Target Portfolio is a series of Target Trust, which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Shares of Target Portfolio are redeemable at net asset value at each shareholder's option. Target Portfolio has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

      Acquiring Portfolio is a series of Alliance, which is registered under the 1940 Act as an open-end management investment company. Shares of Acquiring Portfolio are redeemable at net asset value at each shareholder's option. Acquiring Portfolio has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Code.

      For purposes of this opinion, we have considered the Agreement, the Prospectus/Proxy Statement, the Registration Statement (including the items incorporated by reference therein), and such other items as we have deemed necessary to render this opinion. In addition, you provided us with a letter dated as of the date hereof, representing as to certain facts, occurrences and information upon which you have indicated that we may rely in rendering this opinion (whether or not contained or reflected in the documents and items referred to above)(the "Representations").

      The facts you have represented as to in paragraph 5 of the letter from Acquiring Portfolio dated as of the date hereof, support the conclusion that Acquiring Portfolio will continue the historic business of the Target Portfolio as an open-end investment company that seeks high current income by investing primarily in high-yield fixed-income securities of U.S. issuers.

      The comparison using data from the comparison dates (as such term is defined in paragraph 5 of the letter from Acquiring Portfolio) demonstrated a significant overlap of the maturities of the Portfolios (over 65% in the same general categories of maturity). The comparison also showed a substantial overlap in the percentage of assets that each Portfolio invested in specific industry sectors (almost 50 percent). There was also a substantial (20 percent) overlap in the issuers of the securities in Acquiring Portfolio and Target Portfolio. Finally, both Portfolios were invested mostly in U.S. securities and the overlap in the county of origin of the securities in Acquiring Portfolio and Target Portfolio exceeded 95 percent.

      Based on the foregoing Representations and our review of the documents and items referred to above, and conditioned on (1) the Representations being true on the Closing Date and (2) the Transaction being consummated in accordance with the Agreement, we are of the opinion that, subject to the final two paragraphs hereof, for federal income tax purposes:

      (i) The Transaction should constitute a reorganization within the meaning of Section 368(a) of the Code. Acquiring Portfolio and Target Portfolio should each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

      (ii) Under Section 361 of the Code, no gain or loss should be recognized by Target Portfolio upon the transfer of Target Portfolio's assets to Acquiring Portfolio in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the liabilities of Target Portfolio, or upon the distribution of Acquiring Portfolio Shares by Target Portfolio to its shareholders in liquidation;

      (iii) Under Section 354 of the Code, no gain or loss should be recognized by Target Portfolio shareholders upon the exchange of their Target Portfolio Shares for Acquiring Portfolio Shares;

      (iv) Under Section 358 of the Code, the aggregate basis of Acquiring Portfolio Shares that a Target Portfolio shareholder receives in connection with the Transaction should be the same as the aggregate basis of his or her Target Portfolio Shares exchanged therefor;

      (v) Under Section 1223(1) of the Code, a Target Portfolio shareholder's holding period for his or her Acquiring Portfolio Shares should be determined by including the period for which he or she held the Target Portfolio Shares exchanged therefor, provided that he or she held such Target Portfolio Shares as capital assets;

      (vi) Under Section 1032 of the Code, no gain or loss should be recognized by Acquiring Portfolio upon the receipt of the assets of Target Portfolio in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the liabilities of Target Portfolio;

      (vii) Under Section 362(b) of the Code, the basis in the hands of Acquiring Portfolio of the assets of Target Portfolio transferred to Acquiring Portfolio in the Transaction should be the same as the basis of such assets in the hands of Target Portfolio immediately prior to the transfer;

     (viii) Under Section 1223(2) of the Code, the holding periods of the assets of Target Portfolio in the hands of Acquiring Portfolio should include the periods during which such assets were held by Target Portfolio; and

      (ix) Acquiring Portfolio should succeed to and take into account the items of Target Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, 384 of the Code and the Regulations thereunder.

      In connection with this opinion we call your attention to Revenue Ruling 87-76, 1987-2 C.B. 84, published by the Internal Revenue Service ("IRS"). In that ruling, the IRS held that the so-called "continuity of business enterprise" requirement necessary to tax-free reorganization treatment was not met in the case of an acquisition of an investment company which invested in corporate stocks and bonds by an investment company which invested in municipal bonds. Specifically, the IRS based its ruling on its conclusion that the business of investing in corporate stocks and bonds is not the same line of business as investing in municipal bonds. We believe that the IRS's conclusion in this ruling is questionable, and that, even if the IRS's conclusion is correct, the facts of this Transaction are distinguishable from those in the published ruling.

      We believe that Acquiring Portfolio and Target Portfolio are both engaged in the same line of business, investing for the benefit of their respective stockholders primarily in high-yield fixed-income securities with a view toward high current income. After the Transaction, Acquiring Portfolio will continue that business for the benefit of the stockholders of both Target and Acquiring Portfolios. While Acquiring Portfolio will dispose of securities formerly held by Target Portfolio in order to conform with its criteria for the selection of high-yield fixed-income securities, it will apply the same criteria to its own historic investments. All proceeds generated by all such dispositions will be reinvested in a manner fully consistent with the shared historic investment policies of both Portfolios. In these circumstances, we are of the opinion that Acquiring Portfolio will have continued the historic business of Target Portfolio " investing in equity securities of non-U.S. companies (generally in developed markets) with a view toward capital appreciation for the benefit of, among others, the historic stockholders of Target Portfolio " and that the continuity of business enterprise doctrine should, as a result, be satisfied. Because Revenue Ruling 87-76 is the only published ruling dealing specifically with the application of the "continuity of business enterprise" requirement to a reorganization involving investment companies, however, our opinion cannot be free from doubt. No ruling has been or will be obtained from the IRS as to the subject matter of this opinion and there can be no assurance that the IRS or a court of law will concur with the opinion set forth above.

                                                     Very truly yours,



                                                     Ropes & Gray




                                                                  EXHIBIT 12 (h)

                                  ROPES & GRAY
                             ONE INTERNATIONAL PLACE
                              BOSTON, MA 02109-2624
                              PHONE: (617) 951-7000
                               FAX: (617) 951-7050



                                                              October 26, 2001


Alliance Variable Products Series Fund, Inc.

Quasar Portfolio
1345 Avenue of Americas
New York, New York 10105

Brinson Series Trust
Small Cap Portfolio
1285 Avenue of the Americas
New York, New York 10019


Ladies and Gentlemen:

      We have acted as counsel in connection with the Agreement and Plan of Acquisition and Termination made as of October 18, 2001 (the "Agreement"), between Alliance Variable Products Series Fund, Inc., a Maryland corporation ("Alliance") on behalf of one of its series, Quasar Portfolio (the "Acquiring Portfolio") and Brinson Series Trust, a Massachusetts business trust ("Target Trust"), on behalf of one of its series, Small Cap Portfolio (the "Target Portfolio"). The Agreement describes a proposed transaction (the "Transaction") to occur on October 26, 2001, or such other date as may be decided by the parties (the "Closing Date"), pursuant to which Acquiring Portfolio will acquire substantially all of the assets of Target Portfolio in exchange for shares of beneficial interest in Acquiring Portfolio (the "Acquiring Portfolio Shares") and the assumption by Acquiring Portfolio of certain stated liabilities of Target Portfolio, following which, Acquiring Portfolio Shares received by Target Portfolio will be distributed by Target Portfolio to its shareholders in liquidation and termination of Target Portfolio. Capitalized terms not defined herein are defined in the Agreement.

      Target Portfolio is a series of Target Trust, which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Shares of Target Portfolio are redeemable at net asset value at each shareholder's option. Target Portfolio has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

      Acquiring Portfolio is a series of Alliance, which is registered under the 1940 Act as an open-end management investment company. Shares of Acquiring Portfolio are redeemable at net asset value at each shareholder's option. Acquiring Portfolio has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Code.

      For purposes of this opinion, we have considered the Agreement, the Prospectus/Proxy Statement, the Registration Statement (including the items incorporated by reference therein), and such other items as we have deemed necessary to render this opinion. In addition, you provided us with a letter dated as of the date hereof, representing as to certain facts, occurrences and information upon which you have indicated that we may rely in rendering this opinion (whether or not contained or reflected in the documents and items referred to above) (the "Representations").

      The facts that you have represented as to in paragraph 5 of the letter from Acquiring Portfolio dated as of the date hereof, support the conclusion that the Acquiring Fund will continue the historic business of Target Portfolio as an open-end investment company that seeks long term appreciation by investing its assets primarily in the equity securities of small capitalization companies (as defined in paragraph 5 of the letter from Acquiring Portfolio). The comparison using data from the comparison dates (as such term is defined in paragraph 5 of the letter from Acquiring Portfolio) showed that a high concentration (over 60 percent) of each Portfolios' assets was invested in micro capitalization and small capitalization companies (each as defined in paragraph 5 of the letter from Acquiring Portfolio). The comparison also indicated that each Portfolio invested its remaining assets in mid/small capitalization companies and mid capitalization companies (each as defined in paragraph 5 of the letter from Acquiring Portfolio), but not in companies with market capitalizations greater than $10 billion. Further, the comparison showed an overlap in excess of 60 percent of the industry sectors in which the Portfolios invested.

      Based on the foregoing Representations and our review of the documents and items referred to above, and conditioned on (1) the Representations being true on the Closing Date and (2) the Transaction being consummated in accordance with the Agreement, we are of the opinion that, subject to the final two paragraphs hereof, for federal income tax purposes:

      (i) The Transaction will constitute a reorganization within the meaning of Section 368(a) of the Code. Acquiring Portfolio and Target Portfolio will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

      (ii) Under Section 361 of the Code, no gain or loss will be recognized by Target Portfolio upon the transfer of Target Portfolio's assets to Acquiring Portfolio in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the liabilities of Target Portfolio, or upon the distribution of Acquiring Portfolio Shares by Target Portfolio to its shareholders in liquidation;

      (iii) Under Section 354 of the Code, no gain or loss will be recognized by Target Portfolio shareholders upon the exchange of their Target Portfolio Shares for Acquiring Portfolio Shares;

      (iv) Under Section 358 of the Code, the aggregate basis of Acquiring Portfolio Shares that a Target Portfolio shareholder receives in connection with the Transaction will be the same as the aggregate basis of his or her Target Portfolio Shares exchanged therefor;

      (v) Under Section 1223(1) of the Code, a Target Portfolio shareholder's holding period for his or her Acquiring Portfolio Shares will be determined by including the period for which he or she held the Target Portfolio Shares exchanged therefor, provided that he or she held such Target Portfolio Shares as capital assets;

      (vi) Under Section 1032 of the Code, no gain or loss will be recognized by Acquiring Portfolio upon the receipt of the assets of Target Portfolio in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the liabilities of Target Portfolio;

      (vii) Under Section 362(b) of the Code, the basis in the hands of Acquiring Portfolio of the assets of Target Portfolio transferred to Acquiring Portfolio in the Transaction will be the same as the basis of such assets in the hands of Target Portfolio immediately prior to the transfer;

     (viii) Under Section 1223(2) of the Code, the holding periods of the assets of Target Portfolio in the hands of Acquiring Portfolio will include the periods during which such assets were held by Target Portfolio; and

      (ix) Acquiring Portfolio will succeed to and take into account the items of Target Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, 384 of the Code and the Regulations thereunder.

      In connection with this opinion we call your attention to Revenue Ruling 87-76, 1987-2 C.B. 84, published by the Internal Revenue Service ("IRS"). In that ruling, the IRS held that the so-called "continuity of business enterprise" requirement necessary to tax-free reorganization treatment was not met in the case of an acquisition of an investment company which invested in corporate stocks and bonds by an investment company which invested in municipal bonds. Specifically, the IRS based its ruling on its conclusion that the business of investing in corporate stocks and bonds is not the same line of business as investing in municipal bonds. We believe that the IRS's conclusion in this ruling is questionable, and that, even if the IRS's conclusion is correct, the facts of this Transaction are distinguishable from those in the published ruling.

      We believe that Acquiring Portfolio and Target Portfolio are both engaged in the same line of business, investing for the benefit of their respective stockholders primarily in the equity securities of small capitalization companies to achieve long-term appreciation. After the Transaction, Acquiring Portfolio will continue that business for the benefit of the stockholders of both the Target and Acquiring Portfolios. While Acquiring Portfolio will dispose of securities formerly held by Target Portfolio in order to conform with its criteria for the selection of equity securities, it will apply the same criteria to its own historic investments. All proceeds generated by all such dispositions will be reinvested in a manner fully consistent with the shared historic investment policies of both Portfolios. In these circumstances, we are of the opinion that Acquiring Portfolio will have continued the historic business of Target Portfolio - investing primarily in the equity stocks of small capitalization companies to achieve long-term appreciation - and that the continuity of business enterprise doctrine should, as a result, be satisfied. Because Revenue Ruling 87-76 is the only published ruling dealing specifically with the application of the "continuity of business enterprise" requirement to a reorganization involving investment companies, however, our opinion cannot be free from doubt. No ruling has been or will be obtained from the IRS as to the subject matter of this opinion and there can be no assurance that the IRS or a court of law will concur with the opinion set forth above.

                                                     Very truly yours,



                                                     Ropes & Gray


                                                                  EXHIBIT 12 (i)

                                  ROPES & GRAY
                             ONE INTERNATIONAL PLACE
                              BOSTON, MA 02109-2624
                              PHONE: (617) 951-7000
                               FAX: (617) 951-7050



                                                              October 26, 2001


Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio
1345 Avenue of Americas
New York, New York 10105

Brinson Series Trust
Strategic Income Portfolio
1285 Avenue of the Americas
NewYork, New York 10019

Ladies and Gentlemen:

      We have acted as counsel in connection with the Agreement and Plan of Acquisition and Termination made as of October 18, 2001 (the "Agreement"), between Alliance Variable Products Series Fund, Inc., a Maryland corporation ("Alliance") on behalf of one of its series, Global Bond Portfolio (the "Acquiring Portfolio") and Brinson Series Trust, a Massachusetts business trust ("Target Trust"), on behalf of one of its series, the Strategic Income Portfolio (the "Target Portfolio"). The Agreement describes a proposed transaction (the "Transaction") to occur on October 26, 2001, or such other date as may be decided by the parties (the "Closing Date"), pursuant to which Acquiring Portfolio will acquire substantially all of the assets of Target Portfolio in exchange for shares of beneficial interest in Acquiring Portfolio (the

"Acquiring Portfolio Shares") and the assumption by Acquiring Portfolio of certain stated liabilities of Target Portfolio, following which, Acquiring Portfolio Shares received by Target Portfolio will be distributed by Target Portfolio to its shareholders in liquidation and termination of Target Portfolio. Capitalized terms not defined herein are defined in the Agreement.

      Target Portfolio is a series of Target Trust, which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Shares of Target Portfolio are redeemable at net asset value at each shareholder's option. Target Portfolio has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

      Acquiring Portfolio is a series of Alliance, which is registered under the 1940 Act as an open-end management investment company. Shares of Acquiring Portfolio are redeemable at net asset value at each shareholder's option. Acquiring Portfolio has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Code.

      For purposes of this opinion, we have considered the Agreement, the Prospectus/Proxy Statement, the Registration Statement (including the items incorporated by reference therein), and such other items as we have deemed necessary to render this opinion. In addition, you provided us with a letter dated as of the date hereof, representing as to certain facts, occurrences and information upon which you have indicated that we may rely in rendering this opinion (whether or not contained or reflected in the documents and items referred to above)(the "Representations").

      The facts you have represented as to in paragraph 5 of the letter from Acquiring Portfolio, dated as of the date hereof, support the conclusion that Acquiring Portfolio will continue the historic business of the Target Portfolio as an open-end investment company that seeks current income and capital appreciation by investing in the debt securities of the U.S. Government and foreign governments.

      The comparison using data from the comparison dates (as such term is defined in paragraph 5 of the letter from Acquiring Portfolio) demonstrated a significant overlap of the quality ratings and maturities of the securities in the Portfolios. As of the comparison date, each of the Portfolios held over 75 percent of its total assets in debt securities with a BB or Ba or higher rating. The comparison also showed a substantial overlap in the percentage of assets that each Portfolio invested in a combination of U.S. government securities (including securities issued by agencies of the U.S. government) and the securities of foreign governments (over 60 percent). There was also a substantial (25 percent) overlap in the issuers of the securities in Acquiring Portfolio and Target Portfolio. Both Portfolios were invested mostly in securities of U.S. and European issuers and the overlap in the county of origin of the securities in Acquiring Portfolio and Target Portfolio was about 70 percent. Finally, each Portfolio had approximately 90 percent of its assets in securities with mid- or long-term maturities

      Based on the foregoing Representations and our review of the documents and items referred to above, and conditioned on (1) the Representations being true on the Closing Date and

(2) the Transaction being consummated in accordance with the Agreement, we are of the opinion that, subject to the final two paragraphs hereof, for federal income tax purposes:

      (i) The Transaction will constitute a reorganization within the meaning of Section 368(a) of the Code. Acquiring Portfolio and Target Portfolio will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

      (ii) Under Section 361 of the Code, no gain or loss will be recognized by Target Portfolio upon the transfer of Target Portfolio's assets to Acquiring Portfolio in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the liabilities of Target Portfolio, or upon the distribution of Acquiring Portfolio Shares by Target Portfolio to its shareholders in liquidation;

      (iii) Under Section 354 of the Code, no gain or loss will be recognized by Target Portfolio shareholders upon the exchange of their Target Portfolio Shares for Acquiring Portfolio Shares;

      (iv) Under Section 358 of the Code, the aggregate basis of Acquiring Portfolio Shares that a Target Portfolio shareholder receives in connection with the Transaction will be the same as the aggregate basis of his or her Target Portfolio Shares exchanged therefor;

      (v) Under Section 1223(1) of the Code, a Target Portfolio shareholder's holding period for his or her Acquiring Portfolio Shares will be determined by including the period for which he or she held the Target Portfolio Shares exchanged therefor, provided that he or she held such Target Portfolio Shares as capital assets;

      (vi) Under Section 1032 of the Code, no gain or loss will be recognized by Acquiring Portfolio upon the receipt of the assets of Target Portfolio in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the liabilities of Target Portfolio;

      (vii) Under Section 362(b) of the Code, the basis in the hands of Acquiring Portfolio of the assets of Target Portfolio transferred to Acquiring Portfolio in the Transaction will be the same as the basis of such assets in the hands of Target Portfolio immediately prior to the transfer;

     (viii) Under Section 1223(2) of the Code, the holding periods of the assets of Target Portfolio in the hands of Acquiring Portfolio will include the periods during which such assets were held by Target Portfolio; and

      (ix) Acquiring Portfolio will succeed to and take into account the items of Target Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, 384 of the Code and the Regulations thereunder.

         In connection with this opinion we call your attention to Revenue Ruling 87-76, 1987-2 C.B. 84, published by the Internal Revenue Service ("IRS"). In that ruling, the IRS held that the so-called "continuity of business enterprise" requirement necessary to tax-free reorganization treatment was not met in the case of an acquisition of an investment company which invested in corporate stocks and bonds by an investment company which invested in municipal bonds. Specifically, the IRS based its ruling on its conclusion that the business of investing in corporate stocks and bonds is not the same line of business as investing in municipal bonds. We believe that the IRS's conclusion in this ruling is questionable, and that, even if the IRS's conclusion is correct, the facts of this Transaction are distinguishable from those in the published ruling.

      We believe that Acquiring Portfolio and Target Portfolio are both engaged in the same line of business, namely, investing for the benefit of their respective stockholders primarily debt securities primarily of the U.S. Government and foreign governments with a view toward current income and capital appreciation. After the Transaction, Acquiring Portfolio will continue that business for the benefit of the stockholders of both Target and Acquiring Portfolios. While Acquiring Portfolio will dispose of securities formerly held by Target Portfolio in order to conform with its criteria for the selection of debt securities primarily of the U.S. Government and foreign governments, it will apply the same criteria to its own historic investments. All proceeds generated by all such dispositions will be reinvested in a manner fully consistent with the shared historic investment policies of both Portfolios. In these circumstances, we are of the opinion that Acquiring Portfolio will have continued the historic business of Target Portfolio " investing in equity securities of non-U.S. companies (generally in developed markets) with a view toward capital appreciation for the benefit of, among others, the historic stockholders of Target Portfolio " and that the continuity of business enterprise doctrine should, as a result, be satisfied. Because Revenue Ruling 87-76 is the only published ruling dealing specifically with the application of the "continuity of business enterprise" requirement to a reorganization involving investment companies, however, our opinion cannot be free from doubt. No ruling has been or will be obtained from the IRS as to the subject matter of this opinion and there can be no assurance that the IRS or a court of law will concur with the opinion set forth above.

                                                     Very truly yours,



                                                     Ropes & Gray